Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Adjusted profit before tax and balance sheet data

HSBC adjusted profit before tax and balance sheet data
	Half-year to 30 Jun 2021
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	11,401	6,651	7,878	(133)	25,797
– external	11,168	6,626	8,631	(628)	25,797
– inter-segment	233	25	(753)	495	—
of which: net interest income/(expense)	7,067	4,366	2,024	(378)	13,079
Change in expected credit losses and other credit impairment (charges)/recoveries	52	249	414	4	719
Net operating income	11,453	6,900	8,292	(129)	26,516
Total operating expenses	(7,600)	(3,525)	(4,985)	(112)	(16,222)
Operating profit	3,853	3,375	3,307	(241)	10,294
Share of profit in associates and joint ventures	11	1	—	1,644	1,656
Adjusted profit before tax	3,864	3,376	3,307	1,403	11,950
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	32.3	28.3	27.7	11.7	100.0
Adjusted cost efficiency ratio	66.7	53.0	63.3	(84.2)	62.9
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	491,320	350,945	216,098	1,148	1,059,511
Interests in associates and joint ventures	478	15	128	28,088	28,709
Total external assets	912,479	624,042	1,258,694	180,790	2,976,005
Customer accounts	841,257	485,689	341,242	903	1,669,091

HSBC adjusted profit before tax and balance sheet data (continued)
	Half-year to 30 Jun 2020
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income before change in expected credit losses and other credit impairment charges[1]	11,694	7,326	8,574	3	27,597
– external	10,071	7,742	10,511	(727)	27,597
– inter-segment	1,623	(416)	(1,937)	730	—
of which: net interest income/(expense)	8,331	5,080	2,435	(804)	15,042
Change in expected credit losses and other credit impairment charges	(2,328)	(3,751)	(1,195)	(13)	(7,287)
Net operating income/(expense)	9,366	3,575	7,379	(10)	20,310
Total operating expenses	(7,695)	(3,457)	(4,813)	260	(15,705)
Operating profit/(loss)	1,671	118	2,566	250	4,605
Share of profit in associates and joint ventures	(8)	—	—	1,057	1,049
Adjusted profit before tax	1,663	118	2,566	1,307	5,654
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	29.4	2.1	45.4	23.1	100.0
Adjusted cost efficiency ratio	65.8	47.2	56.1	(8,666.7)	56.9
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	456,263	362,094	254,126	1,365	1,073,848
Interests in associates and joint ventures	428	15	140	25,659	26,242
Total external assets	856,599	579,865	1,472,925	173,932	3,083,321
Customer accounts	810,137	441,427	357,082	738	1,609,384

	Half-year to 31 Dec 2020
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	11,019	6,489	7,323	(308)	24,523
– external	10,534	6,468	8,257	(736)	24,523
– inter-segment	485	21	(934)	428	—
of which: net interest income/(expense)	7,231	4,545	2,184	(533)	13,427
Change in expected credit losses and other credit impairment (charges)/recoveries	(685)	(1,265)	(95)	14	(2,031)
Net operating income/(expense)	10,334	5,224	7,228	(294)	22,492
Total operating expenses	(7,871)	(3,491)	(4,916)	(673)	(16,951)
Operating profit/(loss)	2,463	1,733	2,312	(967)	5,541
Share of profit in associates and joint ventures	15	(1)	—	1,125	1,139
Adjusted profit before tax	2,478	1,732	2,312	158	6,680
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	37.1	25.9	34.6	2.4	100.0
Adjusted cost efficiency ratio	71.4	53.8	67.1	(218.5)	69.1
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	469,218	342,951	223,395	1,254	1,036,818
Interests in associates and joint ventures	446	14	141	26,261	26,862
Total external assets	882,042	570,369	1,342,544	186,633	2,981,588
Customer accounts	834,376	470,686	335,977	609	1,641,648
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reported external net operating income by country
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun 2021	30 Jun 2020	31 Dec 2020
	$m	$m	$m
Reported external net operating income by country/territory[1]	25,551	26,745	23,684
– UK	5,610	4,166	4,997
– Hong Kong	7,476	8,703	7,080
– US	1,993	2,435	2,039
– France	1,228	697	1,056
– other countries	9,244	10,744	8,512
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
Reconciliation of reported and adjusted items

Adjusted results reconciliation
	Half-year to
	30 Jun 2021			30 Jun 2020				31 Dec 2020
	Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue[1]	25,797	(246)	25,551	27,597	(1,117)	265	26,745	24,523	(630)	(209)	23,684
ECL	719	—	719	(7,287)	429	—	(6,858)	(2,031)	72	—	(1,959)
Operating expenses	(16,222)	(865)	(17,087)	(15,705)	887	(1,709)	(16,527)	(16,951)	471	(1,425)	(17,905)
Share of profit in associates and joint ventures	1,656	—	1,656	1,049	(91)	—	958	1,139	(38)	(462)	639
Profit before tax	11,950	(1,111)	10,839	5,654	108	(1,444)	4,318	6,680	(125)	(2,096)	4,459
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted balance sheet reconciliation
	At
	30 Jun 2021	31 Dec 2020
	Reported and adjusted	Adjusted	Currency translation	Reported
	$m	$m	$m	$m
Loans and advances to customers (net)	1,059,511	1,036,818	1,169	1,037,987
Interests in associates and joint ventures	28,709	26,862	(178)	26,684
Total external assets	2,976,005	2,981,588	2,576	2,984,164
Customer accounts	1,669,091	1,641,648	1,132	1,642,780

Adjusted profit reconciliation
	Half-year to
	30 Jun 2021	30 Jun 2020	31 Dec 2020
	$m	$m	$m
Adjusted profit before tax	11,950	5,654	6,680
Significant items	(1,111)	(1,444)	(2,096)
– customer redress programmes (revenue)	18	26	(47)
– disposals, acquisitions and investment in new businesses (revenue)	—	(8)	(2)
– fair value movements on financial instruments[1]	(194)	299	(35)
– restructuring and other related costs (revenue)[2]	(70)	(49)	(121)
– customer redress programmes (operating expenses)	(17)	(50)	104
– impairment of goodwill and other intangible assets	—	(1,025)	(65)
– past service costs of guaranteed minimum pension benefits equalisation	—	—	(17)
– restructuring and other related costs (operating expenses)[3]	(848)	(505)	(1,403)
– settlements and provisions in connection with legal and other regulatory matters	—	(5)	(7)
– impairment of goodwill (share of profit in associates and joint ventures)[4]	—	—	(462)
– currency translation on significant items		(127)	(41)
Currency translation		108	(125)
Reported profit before tax	10,839	4,318	4,459
1    Includes fair value movements on non-qualifying hedges and debt valuation adjustments on derivatives.
2    Comprises losses associated with the RWA reduction commitments and gains relating to the business update in February 2020.
3    Includes impairment of software intangible assets of $173m in the six months to 30 June 2020 and $197m for the impairment of tangible assets in the six months to 31 December 2020.
4    During the six months to 31 December 2020, The Saudi British Bank (’SABB’), an associate of HSBC, impaired the goodwill that arose following the merger with Alawwal bank in 2019. HSBC’s post-tax share of the goodwill impairment was $462m.